Certain Risks and Concentration	12 Months Ended
Dec. 31, 2011
Certain Risks and Concentration

16. Certain Risks and Concentration

Foreign exchange risk

The Group’s financing activities are denominated in US$. Remittances of foreign currencies into the PRC and exchange of foreign currencies into RMB require approval by foreign exchange administrative authorities and certain supporting documentation. As of December 31, 2010, the Group’s cash funds, including restricted cash, denominated in US$ 46,719,248, AUD 434 and short-term investments in EUR 662,834 are exposed to foreign exchange risk. As of December 31, 2011, the Group’s cash funds, including restricted cash, denominated in US$ 19,033,643 and HKD 57,839 are exposed to foreign exchange risk.

The Group’s revenues and purchases are generally denominated in RMB and the Group’s assets and liabilities are denominated in RMB, except for cash held in other currencies and preferred shares which are denominated in US$. RMB is not freely convertible into foreign currencies. In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at the exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in the PRC require certain supporting documentation in order to affect the remittance.

Concentration of customer risk

The Group depends on a limited number of customers for a significant portion of the revenue. The top 10 customers accounted for 52%, 46%, and 44% of the revenue for the years ended December 31, 2009, 2010 and 2011, respectively.

No individual customer accounted for over 10% of accounts receivable and revenue as of December 31, 2009, 2010 and 2011 and for the years then ended respectively.

Credit risk

As of December 31, 2010 and 2011, substantially all of the Group’s cash and cash equivalents and short-term investments were held by reputable financial institutions in the jurisdictions where the Company and its subsidiaries are located. China does not have an official deposit insurance program, nor does it have an agency similar to The Federal Deposit Insurance Corporation (FDIC) in the United States. However, the Group believes that the risk of failure of any of these PRC banks is remote. Bank failure is extremely uncommon in China and the Group believes that those Chinese banks that hold the Company’s cash, cash equivalents, short-term investments and long term time deposit are financially sound based on public available information.

The Group has not experienced any losses on its deposits of cash and cash equivalents and short-term investments. Furthermore, prior to entering into contracts, the Group makes a credit assessment of the customer to assess the collectability of the contract.